Statement of Changes in Net Asset Available for Benefits - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Interest and dividends	$ 1,791,724	$ 1,622,400
Net appreciation in fair value of investments	7,426,452	4,086,792
Total investment income	9,218,176	5,709,192
Interest income on notes receivable from participants	112,001	88,586
Contributions and transfers:
Participants	3,567,297	3,373,001
Employer	1,495,297	1,435,212
Rollover	857,274	147,811
Transfers from Employee Stock Ownership Plan	142,542	88,109
Total contributions and transfers	6,062,410	5,044,133
Deductions:
Benefits paid to participants	4,849,027	6,282,697
Administrative expenses	47,821	44,224
Total deductions	4,896,848	6,326,921
Net increase	10,495,739	4,514,990
Net assets available for benefits
Beginning of year	62,768,437	58,253,447
End of year	$ 73,264,176	$ 62,768,437